Equity-Based Compensation - Summary of RSU Activity (Details) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2023 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of RSUs, Outstanding beginning | shares	63,184
Number of RSUs, Granted | shares	496,176
Number of RSUs, Vested | shares	(230,340)
Number of RSUs, Forfeited | shares	(27,139)
Number of RSUs, Outstanding Ending | shares	301,881
Weighted Average Fair Value (per RSU), Outstanding Beginning | $ / shares	$ 72.5
Weighted Average Fair Value (per RSU), Granted | $ / shares	28.37
Weighted-Average Fair Value (per RSU), Vested | $ / shares	34.11
Weighted Average Fair Value (per RSU), Forfeited | $ / shares	34.58
Weighted Average Fair Value (per RSU), Outstanding Ending | $ / shares	$ 31.97